Joint ventures and associated companies (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method
The following table summarizes the carrying value of our interests in joint ventures and associated companies accounted for under the equity method as well as our share of the income of those entities.

	Joint ventures		Associated companies
	As at and for the year ended

(Millions of Canadian dollars)	October 31 2019	October 31 2018	October 31 2019	October 31 2018
Carrying amount	$178	$165	$474	$521
Share of:
Net income	$107	$113	$(31)	$(92)